SUBSEQUENT EVENTS (Details) - SUBSEQUENT EVENTS - USD ($)	Feb. 09, 2021	Jan. 26, 2021
Parasol
Subsequent Event [Line Items]
Percentage of outstanding shares upon completion	84.00%
Term loan facility
Subsequent Event [Line Items]
Term loan facility amount		$ 737,898
Debt term		6 months
Interest rate		1.25%